Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands, except for percentages)
Income before income tax expense	2,706,511	685,609	2,769,534
Income/(Loss) from non-China operations	41,461	15,143	(30,047)
Income from China operations	2,665,050	670,466	2,799,581
Income tax expense applicable to China operations	411,959	90,629	428,267
Income tax expense applicable to non-China operations	—	—	7,151
Total income tax expense	411,959	90,629	435,418
Effective tax rate for China operations	15.5%	13.5%	15.3%
Effective tax rate for the Group	15.2%	13.2%	15.7%

Schedule of Current and Deferred Portion of Income Tax Expense of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Current income tax expense	352,036	594,149	831,675
Deferred income tax expense	59,923	(503,520)	(396,257)
Income tax expense	411,959	90,629	435,418

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group

The following table sets forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2019	2020	2021
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	—	(2.4)%	—
Effect of tax holidays	(8.9)%	(9.6)%	(10.8)%
Tax effect of non-deductible expenses	(0.4)%	1.1%	0.9%
Changes in valuation allowance	**	(0.3)%	0.1%
Tax rate difference from statutory rate in other jurisdictions and others	(0.5)%	(0.6)%	0.5%
Effective tax rates for the Group	15.2%	13.2%	15.7%

* In the third quarter of 2020, RMB16.2 million income tax provision relating to 2019 was reversed as one subsidiary of the Group was certified to be qualified for using a preferential tax rate of 10% for 2019 annual tax clearance in this quarter.

** Less than 0.1%.

Schedule of Effect of Tax Holiday Related to Group

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2019	2020	2021
	(In thousands, except per share amount)
Tax holiday effect	239,732	66,110	299,578
Basic net income per share effect	0.67	0.18	0.81
Diluted net income per share effect	0.64	0.16	0.72

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2020	2021
Deferred tax assets
- Deferred guarantee income and other accrued expenses	477,023	832,412
- Contingent guarantee liabilities	434,697	232,210
- Provision for credit losses	359,293	646,460
- Advertising expenses in excess of deduction limit	54,970	178
- Net operating loss carryforwards	13,649	21,919
Less: valuation allowance	(4,429)	(6,756)
Total deferred tax assets	1,335,203	1,726,423
Net deferred tax assets	747,332	1,176,878

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2020	2021
Deferred tax liabilities
-Contract assets and service fees receivable	490,204	523,752
-Guarantee receivables	118,713	80,128
Total deferred tax liabilities	608,917	603,880
Net deferred tax liabilities	21,046	54,335

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2019	2020	2021
Balance at beginning of the year	(6,785)	(6,662)	(4,429)
Additions	(4,255)	(2,243)	(2,659)
Reversals	4,378	4,476	332
Balance at end of the year	(6,662)	(4,429)	(6,756)